Subsequent Events (Details Narrative) (10-K) - USD ($)			3 Months Ended
	Dec. 01, 2020	Aug. 10, 2020	Oct. 31, 2020	Sep. 24, 2020	Jul. 31, 2020	Oct. 31, 2019	Jul. 31, 2019
Stock issued during the period services, value			$ 115,000
Due to related party			$ 22,155	$ 3,500	$ 18,655	$ 18,655
Common Stock [Member]
Stock issued during the period services			250,000,000
Stock issued during the period services, value			$ 250,000
Subsequent Event [Member] | Common Stock [Member]
Shares issued upon conversion	1,000,000
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Common stock issued and outstanding percentage	70.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series A Preferred Stock [Member]
Number of shares purchased	1,000
Value of shares purchased	$ 135,000
Number of shares converted	1,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | ABRAR Investments Pty Ltd [Member]
Number of shares purchased	250,000,000
Barbara McIntyre Bauman [Member]
Stock issued during the period services		250,000,000	250,000,000
Stock issued during the period services, value		$ 135,000	$ 135,000